Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets on Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2023 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Assets:	Level	June 30, 2023	December 31, 2022
Marketable securities held in Trust Account	1	$14,268,619	$14,011,070

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2021 and 2022, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Assets:	Level	December 31, 2022	December 31, 2021
Marketable securities held in Trust Account	1	$14,011,070	$146,626,679

Schedule of Fair Value Measurement of Unobservable Inputs

	November 9, 2021
	Fair Value Measurement
Input	Public Warrants	Private Placement Warrants
Common stock price	$9.79	$9.79
Risk-free interest rate	1.34%	1.34%
Expected term in years	5.87 years	5.87 years
Expected volatility	10.0%	10.0%
Exercise price	$11.50	$11.50
Fair Value per warrant	$0.50	$0.50